UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2653

Dreyfus Bond Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	8/31

Date of reporting period:	5/31/05

P:\Edgar Filings\Pending\054\NQ-054-7-2005\formnq054.DOC

FORM N-Q

Item 1.	Schedule of Investments.

Dreyfus Municipal Bond Fund, Inc.
Statement of Investments
					May 31, 2005 (Unaudited)
	soi		Principal
Long-Term Municipal Investments--97.0%			Amount ($)		Value ($)

Alabama--5.3%

Alabama Housing Finance Authority, SFMR
6.10%, 10/1/2027 (Collateralized; GNMA)			3,035,000		3,150,451

Alabama Public School and College Authority:
7.854%, 7/1/2015			11,760,000	a,b	14,053,200
(Capital Improvement)
5.50%, 7/1/2019			29,250,000		32,054,782

Courtland Industrial Development Board, EIR
(International Paper Co.)
6.25%, 8/1/2025			8,000,000		8,660,320

Jefferson County, Limited Obligation School Warrants:
5.25%, 1/1/2019			23,000,000		24,948,790
5.25%, 1/1/2020			20,000,000		21,709,600
5.50%, 1/1/2021			5,000,000		5,528,700

Alaska--1.2%

Alaska Energy Authority, Power Revenue (Bradley Lake)
6%, 7/1/2017 (Insured; FSA)			5,730,000		6,865,113

Alaska Housing Finance Corp.
8.585%, 12/1/2019 (Insured; MBIA)			10,000,000	a,b	10,761,600

Anchorage, Electric Utility Revenue
6.50%, 12/1/2015 (Insured; MBIA)			6,135,000		7,629,302

Arizona--1.7%

The Industrial Development Authority of the County of
Apache, PCR (Tucson Electric Power Co. Project):
5.85%, 3/1/2028			7,750,000		7,751,705
5.875%, 3/1/2033			28,570,000		28,576,857

California--10.7%

California:
Economic Recovery:
5%, 7/1/2016			14,500,000		15,677,980
5%, 7/1/2017			18,500,000		19,981,850
GO:
5.50%, 4/1/2028			11,260,000		12,563,458
5.50%, 4/1/2030			5,000,000		5,566,600

California County Tobacco Securitization Agency,
Tobacco Settlement Asset-Backed Bonds
(Kern County Tobacco Funding Corp.)
6.25%, 6/1/2037			6,100,000		6,287,880

California Department of Water Resource, Revenue:
Power Supply:
5.25%, 5/1/2011 (Insured; FSA)			12,000,000		13,292,280
5.125%, 5/1/2019 (Insured; FGIC)			21,090,000		22,823,809
5.125%, 5/1/2019			20,500,000		22,030,325
Water (Central Valley Project):
5.50%, 12/1/2016 (Prerefunded 12/1/2011)			1,280,000	c	1,456,768
	Page	1
5.50%, 12/1/2016			6,390,000		7,154,052

California Public Works Board, LR:

(Department of Mental Health-Coalinga)
5.125%, 6/1/2029			7,000,000		7,365,820
(Various University of California Projects)
5.50%, 6/1/2014	soi		9,750,000		11,028,810

California Statewide Communities Development
Authority, Revenue
(Daughters of Charity Health System) 5%, 7/1/2039			16,185,000		16,536,862

Chula Vista, Industrial Development Revenue
(San Diego Gas and Electric)
5.50%, 12/1/2021			10,000,000		10,828,700

Golden State Tobacco Securitization Corp.,
Enhanced Tobacco Settlement Asset - Backed Bonds:
5.50%, 6/1/2033 (Insured; FGIC)			14,000,000		15,420,580
5.50%, 6/1/2043			28,495,000		30,579,694

Los Angeles Community College District, GO
5%, 8/1/2025 (Insured; FSA)			5,000,000		5,381,550

Connecticut--1.3%

Connecticut Resource Recovery Authority
(American Fuel Co. Project)
6.45%, 11/15/2022			7,325,000		7,494,207

Mashantucket Western Pequot Tribe, Special Revenue:
6.40%, 9/1/2011 (Prerefunded 9/1/2007)			9,170,000	b,c	9,862,518
6.40%, 9/1/2011			9,330,000	b	9,824,490

Delaware--.1%

Delaware Housing Authority, Senior SFMR
6.45%, 1/1/2026			2,555,000		2,569,845

District of Columbia--.6%

District of Columbia Tobacco Settlement Financing Corp.
6.50%, 5/15/2033			11,750,000		13,029,457

Florida--3.4%

Florida Board of Education
Capital Outlay (Public Education)
5.50%, 6/1/2016			12,000,000		13,412,400

Florida Department of Environmental Protection, Revenue
5.75%, 7/1/2013 (Insured; FGIC)			10,270,000		11,540,707

Miami-Dade County, Aviation Revenue
Miami International Airport (Hub of the Americas)
5%, 10/1/2037 (Insured; FGIC)			13,085,000		13,761,756

Orange County, Health Facilities Authority, Revenue
(Orlando Regional Healthcare)
6%, 12/1/2028			2,090,000		2,296,764

Orlando Utilities Commission,
Water and Electric Revenue
6.75%, 10/1/2017			15,875,000		19,609,594

Tampa, Utility Tax and Special Revenue
5.75%, 10/1/2013 (Insured; AMBAC)			9,100,000		10,604,139
	Page	2
Georgia--4.1%

Atlanta Development Authority,

Student Housing Revenue
(ADA/CAU Partners Inc.)
6.25%, 7/1/2014 (Insured; ACA)			4,605,000		5,144,890
	soi
Augusta Water and Sewer, Revenue
5.25%, 10/1/2039 (Insured; FSA)			7,000,000		7,592,130

Chatham County Hospital Authority,
Revenue Improvement (Memorial Health University)
5.75%, 1/1/2029			4,000,000		4,342,200

Fulton County Facilities Corp., COP
(Fulton County, Georgia Public Purpose Project)
5.50%, 11/1/2018 (Insured; AMBAC)			11,630,000		12,916,394

Georgia:
5.80%, 11/1/2009			19,580,000		22,167,889
5.80%, 11/1/2009			20,000,000		22,643,400

Milledgeville-Baldwin County Development Authority, Revenue
(Georgia College and State University Foundation)
5.625%, 9/1/2030			4,000,000		4,254,200

Private Colleges and Universities Authority, Revenue
(Mercer University Project)
5.75%, 10/1/2031			6,000,000		6,452,880

Hawaii--.8%

Hawaii 5.80%, 9/1/2009 (Insured; FSA)			14,000,000		15,665,160

Idaho--.7%

Idaho Housing Agency, Multi-Family Housing
6.70%, 7/1/2024			9,470,000		9,623,793

Power County Industrial Development Corp.,
SWDR (FMC Corp. Project)
6.45%, 8/1/2032			4,750,000		4,946,840

Illinois--4.6%

Chicago O'hare International Airport, Revenue:
General Airport Third Lien
5.75%, 1/1/2024 (Insured; FSA)			9,215,000		10,323,196
Special Facilities (American Airlines Inc. Project)
8.20%, 12/1/2024			7,970,000		7,412,897

Cook County 5.50%, 11/15/2012 (Insured; FGIC)
(Prerefunded 5/15/2011)			12,000,000	c	13,476,000

Illinois Educational Facilities Authority, Revenue
(Northwestern University) 5%, 12/1/2038			20,000,000		20,821,800

Illinois Finance Authority, Revenue
(Northwestern Memorial Hospital)
5.50%, 8/15/2043			22,310,000		24,167,084

Illinois Health Facilities Authority, Revenue
(Advocate Health Care Network)
6.125%, 11/15/2022			10,000,000		11,122,600

Illinois Housing Development Authority
(Multi-Family Program) 6.75%, 9/1/2021			8,215,000		8,226,008
	Page	3
Indiana--.6%

Indiana Transportation Finance Authority,

Highway Revenue
5.75%, 12/1/2021 (Insured; FGIC)		10,000,000		12,119,400

Iowa--.1%	soi

Iowa Finance Authority, SFMR
(Mortgage Backed Securities Program)
6.65%, 7/1/2028 (Collateralized; FNMA)		2,285,000		2,333,396

Kansas--1.0%

Wichita, Hospital Revenue Facilities Improvement
(Christi Health System)
5.50%, 11/15/2026		7,000,000		7,471,170

Wyandotte County Kansas City, Unified Government
Utility System Revenue
5.60%, 9/1/2023 (Insured; AMBAC)		12,010,000		13,937,005

Kentucky--.7%

City of Ashland, Sewage and Solid Waste Revenue
(Ashland Inc. Project)
7.125%, 2/1/2022		5,170,000		5,418,160

Mount Sterling, LR (Kentucky League Cities Funding)
6.10%, 3/1/2018		7,955,000		9,522,851

Louisiana--.7%

Parish of West Feliciana, PCR (Gulf States Utilities-I)
7.70%, 12/1/2014		14,000,000		14,000,000

Maryland--.7%

Community Development Administration, Department of
Housing and Community Development State of Maryland
8.785%, 7/1/2039		5,000,000	a,b	5,403,950

Maryland Economic Development Corp., Student Housing
Revenue (Frostburg State University Project)
6.25%, 10/1/2033		8,580,000		9,119,682

Massachusetts--2.6%

Massachusetts:
8.883%, 2/1/2015		10,000,000	a,b	12,583,000
5%, 3/1/2016		12,355,000		13,621,758

Massachusetts Housing Finance Agency, Revenue:
Housing:
6.50%, 7/1/2025 (Insured; AMBAC)		3,580,000		3,655,645
6.60%, 1/1/2037 (Insured; AMBAC)		6,135,000		6,264,142
Single Family Housing
7.125%, 6/1/2025		2,055,000		2,057,384

Massachusetts Municipal Wholesale Electric Co.,
Power Supply System Revenue (Nuclear Project
Number 4 Issue)
5.25%, 7/1/2013 (Insured; MBIA)		10,000,000		11,134,000

Massachusetts Special Obligation
Dedicated Tax, Revenue
5.25%, 1/1/2024 (Insured; FGIC)		5,000,000		5,471,000

Michigan--3.2%

The Economic Development Corp. of the County of Gratiot,

Limited Obligation EDR (Danly Die Set Project)
7.625%, 4/1/2007		3,200,000		3,198,688

Kent Hospital Finance Authority, Revenue	soi
(Metropolitan Hospital Project) 6.25%, 7/1/2040		7,500,000		8,355,150

Michigan Hospital Finance Authority:
HR (Genesys Health System Obligated Group):
8.125%, 10/1/2021 (Prerefunded 10/1/2005)		15,000,000	c	15,557,100
7.50%, 10/1/2027 (Prerefunded 10/1/2005)		15,300,000	c	15,536,538
Revenue (Oakwood Obligated Group)
5.50%, 11/1/2016		8,165,000		8,921,651

Wayne County Airport Authority, Airport Revenue
(Detroit Metropolitan Wayne County Airport)
5%, 12/1/2029 (Insured; MBIA)		15,000,000		15,615,750

Minnesota--1.0%

Minneapolis and Saint Paul Metropolitan Airports
Commission, Airport Revenue 5.75%, 1/1/2032
(Insured; FGIC)		5,000,000		5,483,900

Minnesota Housing Finance Agency, Single Family Mortgage:
6.50%, 7/1/2024		4,025,000		4,110,249
6.45%, 7/1/2025		7,165,000		7,316,325

Shakopee Health Care Facilities, Revenue
(Saint Francis Regional Medical Center)
5.25%, 9/1/2034		3,000,000		3,125,130

Missouri--.8%

Missouri Higher Education Loan Authority,
Student Loan Revenue
6.75%, 2/15/2009		11,500,000		11,871,450

The City of Saint Louis, Airport Revenue
(Airport Development Program)
5.625%, 7/1/2016 (Insured; MBIA)		5,000,000		5,567,350

Nebraska--2.6%

Omaha Public Power District, Electric Revenue
5.50%, 2/1/2014		47,300,000		54,096,537

Nevada--.8%

Clark County,
IDR (Nevada Power Co. Project)
5.90%, 11/1/2032		15,000,000		14,982,900

Nevada Housing Division (Single Family Program)
6.80%, 4/1/2027		1,260,000		1,265,443

New Hampshire--1.3%

Business Finance Authority of the State of New Hampshire,
PCR (Public Service Co.)
6%, 5/1/2021 (Insured; MBIA)		15,500,000		16,833,930

New Hampshire Housing Finance Authority:
Multi-Family Housing:
7.55%, 7/1/2013		1,435,000		1,580,696
(Mariners Village Project)	Page 5
6.60%, 1/1/2038 (Collateralized; FHA)		7,365,000		7,519,812
Single Family Residential Mortgage
6.85%, 1/1/2025		1,705,000		1,705,597

New Jersey--8.0%

New Jersey Economic Development Authority:	soi
Cigarette Tax Revenue:
5.50%, 6/15/2024		12,120,000		12,892,892
5.50%, 6/15/2031		9,865,000		10,399,683
PCR (Public Service Electric and Gas Co. Project)
6.40%, 5/1/2032 (Insured; MBIA)		32,040,000		32,780,124

New Jersey Transit Corp., COP,
Federal Transit Administration Grants
5.75%, 9/15/2014 (Insured; AMBAC)
(Prerefunded 9/15/2010)		15,000,000	c	16,916,700

New Jersey Transportation Trust Fund Authority:
8.883%, 6/15/2012		12,330,000	a,b	16,496,554
(Transportation System):
5.50%, 12/15/2013 (Insured; FSA)		15,900,000		18,201,684
5.75%, 6/15/2018		7,750,000		9,139,032
5.75%, 6/15/2020		12,645,000		15,056,149

New Jersey Turnpike Authority, Turnpike Revenue
8.354%, 1/1/2017 (Insured; MBIA)		15,000,000	a,b	18,095,100

Tobacco Settlement Financing Corp. of New Jersey,
Tobacco Settlement Asset-Backed Bonds:
6.75%, 6/1/2039		3,000,000		3,267,420
7%, 6/1/2041		12,065,000		13,375,862

New Mexico--.5%

New Mexico Finance Authority,
State Transportation Revenue
(Senior Lien)
5.25%, 6/15/2020 (Insured; MBIA)			8,000,000		8,877,040

New Mexico Mortgage Financing Authority
6.80%, 1/1/2026			1,940,000		1,974,416

New York--12.3%

Long Island Power Authority, Electric System Revenue:
5.50%, 12/1/2012 (Insured; FSA)			10,000,000		11,409,800
5.50%, 12/1/2013 (Insured; FSA)			25,860,000		29,671,247

Metropolitan Transportation Authority:
Revenue
5.50%, 11/15/2014 (Insured; AMBAC)			18,000,000		20,845,080
State Service Contract
5.75%, 1/1/2018			17,025,000		19,938,488

Nassau County Industrial Development Agency, IDR
(KeySpan-Glenwood Energy Center, LLC Project)
5.25%, 6/1/2027			10,000,000		10,502,700

New York City:
5.50%, 5/15/2015 (Insured; MBIA)			11,180,000		12,228,908
5.75%, 3/1/2018			14,185,000		15,904,506
5%, 8/1/2021			10,000,000		10,630,300
5.25%, 8/15/2024			18,500,000		20,050,115

New York City Industrial Development Agency,
Liberty Revenue (7 World Trade Center, LLC Project)
6.50%, 3/1/2035			10,000,000		10,293,700
	Page	6

New York City Transitional Finance Authority, Revenue:
7.854%, 11/1/2018 (Prerefunded 5/1/2010)			14,550,000	a,b,c	18,077,648

(Future Tax Secured):
5.75%, 2/15/2015 (Prerefunded 2/15/2010)		5,100,000	c	5,755,299
5.75%, 2/15/2015		11,910,000		13,287,391
	soi
New York State Dormitory Authority, Revenue:
(City University)
7.50%, 7/1/2010		5,000,000		5,526,850
(State University Educational Facilities)
5.50%, 5/15/2013 (Insured; FGIC)		20,350,000		23,207,751

New York State Environmental Facilities Corp.,
State Clean Water and Drinking Water Revolving Funds
Revenue (New York City Municipal Water Finance
Authority Projects) (Second Resolution Bonds)
5.50%, 6/15/2017		7,100,000		8,374,095

Triborough Bridge and Tunnel Authority,
Revenues (General Purpose)
5.50%, 1/1/2032		20,000,000		21,307,800

North Carolina--1.6%

Charlotte 5.25%, 2/1/2015		9,380,000		10,076,090

North Carolina Eastern Municipal Power Agency,
Power System Revenue:
5.50%, 1/1/2011		10,000,000		10,897,500
5.50%, 1/1/2012		10,000,000		10,978,600

North Carolina Housing Finance Agency,
Single Family Revenue
6.50%, 9/1/2026		2,085,000		2,129,160

Oklahoma--.4%

Claremore Industrial and Redevelopment Authority,
EDR (Yuba Project)
8.375%, 7/1/2011		7,500,000		7,504,275

Oregon--.2%

Klamath Falls, Electric Revenue
(Senior Lien-Klamath Cogen)
6%, 1/1/2025		5,000,000		5,069,400

Pennsylvania--4.7%

Allegheny County:
5%, 11/1/2016 (Insured; FGIC)		23,275,000		25,652,076
5%, 11/1/2017 (Insured; FGIC)		10,000,000		10,971,200

Delaware County Industrial Development Authority,
Water Facilities Revenue
(Philadelphia Suburban Water)
6.35%, 8/15/2025 (Insured; FGIC)		10,000,000		10,263,000

Montgomery County Industrial Development Authority,
Mortgage Revenue (Whitemarsh Continuing Care
Retirement Community Project)
6.25%, 2/1/2035		10,805,000		11,257,297

Pennsylvania 5.375%, 7/1/2018 (Insured; FSA)		20,000,000		23,279,400

Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue	Page 7
(Reliant Energy):
6.75%, Series A, 12/1/2036		10,000,000		10,765,300
6.75%, Series B, 12/1/2036		5,500,000		5,920,915

Rhode Island--.0%

Rhode Island Housing and Mortgage Finance Corp.	soi
(Homeownership Opportunity)
6.50%, 4/1/2027		300,000		300,408

South Carolina--1.2%

Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for Tomorrow)
5.875%, 12/1/2019 (Prerefunded 12/1/2012)		4,000,000	c	4,705,440

Securing Assets For Education, Installment Purchase
Revenue (The School District of Berkeley County,
South Carolina Project)
5%, 12/1/2028		15,155,000		15,620,562

South Carolina Housing Finance and Development Authority,
Mortgage Revenue:
6.75%, 7/1/2026		1,885,000		1,917,573
6.70%, 7/1/2027		3,080,000		3,144,957

Texas--8.7%

Alliance Airport Authority Inc.,
Special Facilities Revenue:
(American Airlines Inc. Project)
7.50%, 12/1/2029			13,000,000	10,795,980
(Federal Express Corp. Project)
6.375%, 4/1/2021			34,070,000	35,641,649

Austin Convention Enterprises Inc.,
Convention Center Hotel,
Second Tier Revenue
5.75%, 1/1/2032			11,000,000	11,403,040

Brazos River Authority, PCR (TXU Electric Co. Project):
5.75%, 11/1/2011			11,500,000	12,345,940
6.75%, 10/1/2038			5,790,000	6,477,910

Cities of Dallas and Fort Worth,
Dallas/Fort Worth International Airport, Revenue:
Facilities Improvement Corp.
(Bombardier Inc.)
6.15%, 1/1/2016			5,865,000	5,913,504
Joint Improvement:
5.75%, 11/1/2014 (Insured; FGIC)			15,070,000	16,763,416
5.75%, 11/1/2015 (Insured; FGIC)			10,000,000	11,085,800

Harris County Hospital District, Mortgage Revenue:
7.40%, 2/15/2010 (Insured; AMBAC)			1,930,000	2,086,967
7.40%, 2/15/2010 (Insured; AMBAC)			3,785,000	4,206,157

Harris County-Houston Sports Authority,
Third Lien Revenue:
Zero Coupon, 11/15/2033 (Insured; MBIA)			23,245,000	5,215,016
Zero Coupon, 11/15/2035 (Insured; MBIA)			14,500,000	2,889,705

Houston:
Airport System Revenue, Special Facilities (Continental Airlines)
7%, 7/1/2029			5,800,000	5,319,296
Utilities System Revenue, First Lien
5.25%, 5/15/2021 (Insured; FSA)			18,075,000	19,796,824
	Page	8

Tarrant County Health Facilities Development Corp.,
Health System Revenue

(Texas Health Resources System)
5.75%, 2/15/2014 (Insured; MBIA)			9,470,000		10,922,130

Texas 9.685%, 12/1/2020	soi		7,605,000	a,b	8,122,292

Texas Turnpike Authority,
Central Texas Turnpike System Revenue,
First Tier
5.75%, 8/15/2038 (Insured; AMBAC)			12,000,000		13,478,160

Utah--.4%

Carbon County, SWDR (Sunnyside Cogeneration)
7.10%, 8/15/2023			8,540,000		8,549,138

Virginia--.6%

Tobacco Settlement Financing Corp. of Virginia
Tobacco Settlelment Asset-Backed Bonds
5.50%, 6/1/2026			12,500,000		12,504,750

Washington--2.3%

Bellevue 5.50%, 12/1/2039 (Insured; MBIA)			12,000,000		13,499,880

Seattle, Municipal Light and Power Revenue, Improvement:
5.50%, 3/1/2013 (Insured; FSA)			11,585,000		12,897,696
5.50%, 3/1/2016 (Insured; FSA)			15,400,000		16,964,640

Tumwater Office Properties, LR
(Washington State Office Building)
5%, 7/1/2028			5,110,000		5,358,806

Wisconsin--2.1%

Badger Tobacco Asset Securitization Corp.,
Tobacco Settlement Asset-Backed Bonds
7%, 6/1/2028			25,000,000		27,512,250

Wisconsin Health and Educational Facilities Authority,
Revenue:
(Aurora Health Care) 5.625%, 2/15/2029			9,725,000		10,080,935
(FH Healthcare Development Inc. Project)
6.25%, 11/15/2028 (Prerefunded 11/15/2009)			5,000,000	c	5,623,100

Wyoming--.6%

Sweetwater County, SWDR (FMC Corp. Project)
6.90%, 9/1/2024			13,225,000		13,429,855

U.S. Related--2.8%

Puerto Rico Highway and Transportation Authority,
Transportation Revenue
6%, 7/1/2039 (Prerefunded 7/1/2010)			20,050,000	c	22,859,807

Puerto Rico Housing Finance Authority,
Capital Fund Program:
5%, 12/1/2018			14,840,000		15,972,440
5%, 12/1/2019			6,000,000		6,435,480
5%, 12/1/2020			5,000,000		5,351,700

Puerto Rico Infrastructure Financing Authority,
Special Obligation
5.50%, 10/1/2032			7,000,000		7,713,790
	Page	9

Total Long-Term Municipal Investments
(cost $1,899,807,182)					2,029,884,955

soi
Short-Term Municipal Investments--1.6%

Florida--.7%

Alachua County Health Facilities Authority, Revenue, VRDN
Health Facilities (Shands Teaching Hospital) 2.95%
(LOC; Sun Trust Bank)		6,315,000	d	6,315,000

Collier County Health Facilities Authority, Revenue,
VRDN (Cleveland Clinic Health System Obligated Group)
2.94% (LOC; JPMorgan Chase Bank)		4,400,000	d	4,400,000

Jacksonville Health Facilities Authority, HR,
VRDN 2.95% (LOC; Bank of America)		2,995,000	d	2,995,000

Pennsylvania--.9%

Geisinger Authority, Health System Revenue
VRDN (Geisinger Health System) 2.95%		5,440,000	d	5,440,000

Pennsylvania Higher Educational Facilities Authority,
Revenue, VRDN (Carnegie Mellon University) 2.94%		5,500,000	d	5,500,000

The Hospitals and Higher Education Facilities
Authority of Philadelphia, HR, VRDN
(The Children's Hospital of Philadelphia Project) 2.95%		6,000,000	d	6,000,000

Schuylkill County Industrial Development Authority, RRR,
VRDN (Northeastern Power Co. Project) 2.98%
(LOC; Dexia Credit Locale)		2,700,000	d	2,700,000

Total Short-Term Municipal Investments
(cost $33,350,000)				33,350,000

Total Investments (cost $1,933,157,182)		98.6%		2,063,234,955

Cash and Receivables (Net)		1.4%		29,341,824

Net Assets		100.0%		2,092,576,779

Notes to Statement of Investments:

a Inverse floater security - the interest rate is subject to change periodically.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may
be resold in transactions exempt from registration, normally to qualified institutional buyers.	At May 31,
2005, these securities amounted to $123,280,352 or 5.9% of net assets.
c Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Securities payable on demand. Variable interest rate - subject to periodic change.
e Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange
Commission on Form N-CSR.

DREYFUS PREMIER HIGH INCOME FUND

Statement of Investments
May 31, 2005 (Unaudited)

	Principal
Bonds and Notes - 89.2%	Amount($)		Value ($)

Aerospace/Defense - 3.4%
Aviall,
Sr. Notes, 7.625%, 2011	2,075,000		2,173,562
BE Aerospace:
Sr. Sub. Notes, Ser. B, 8%, 2008	2,000,000		2,010,000
Sr. Sub. Notes, Ser. B, 8.875%, 2011	1,000,000		1,025,000
DI Finance/DynCorp International,
Sr. Sub. Notes, 9.5%, 2013	1,000,000	a	930,000
Esterline Technologies,
Sr. Sub. Notes, 7.75%, 2013	1,000,000		1,070,000
K&F Acquisition,
Sr. Sub. Notes, 7.75%, 2014	1,500,000	a	1,507,500
Sequa:
Sr. Notes, 9%, 2009	100,000		109,000
Sr. Notes, Ser. B, 8.875%, 2008	1,900,000		2,042,500
Titan,
Notes, 8%, 2011	750,000		806,250
Transdigm Funding,
Notes, 8.375%, 2011	1,750,000		1,828,750
			13,502,562
Automotive - .0%
Keystone Automotive Operations,
Sr. Sub. Notes, 9.75%, 2013	150,000		147,750

Broadcasting/Media - 2.6%
Allbritton Communications,
Sr. Sub. Notes, 7.75%, 2012	2,025,000		1,994,625
Citadel Broadcasting,
Conv. Sub. Notes, 1.875%, 2011	1,000,000		753,750
Nexstar Finance,
Sr. Sub. Notes, 7%, 2014	1,700,000		1,568,250
Salem Communications,
Sr. Sub. Notes, 7.75%, 2010	1,000,000		1,040,000
Sinclair Broadcast:
Conv. Sr. Sub. Notes, 4.875%, 2018	450,000	b	399,937
Sr. Sub. Notes, 8%, 2012	2,500,000		2,606,250
Susquehanna Media,
Sr. Sub. Notes, 7.375%, 2013	1,750,000		1,828,750
			10,191,562
Building & Construction - .3%
K. Hovnanian Enterprises,
Sr. Sub. Notes, 7.75%, 2013	1,000,000		1,025,000

Building Materials - 2.8%
Builders FirstSource,
Secured Notes, 7.518%, 2012	1,000,000	a,b	970,000
Euramax International,
Sr. Sub. Notes, 8.5%, 2011	1,600,000		1,800,000
Goodman Global,

Sr. Sub. Notes, 7.875%, 2012	1,000,000	a	905,000
Interface:
Notes, 7.3%, 2008	1,200,000		1,182,000
Sr. Notes, 10.375%, 2010	1,000,000		1,075,000
Sr. Sub. Notes, 9.5%, 2014	1,000,000		1,005,000
Jacuzzi Brands,
Sr. Secured Notes, 9.625%, 2010	2,350,000		2,549,750
MAAX,
Sr. Sub. Notes, 9.75%, 2012	400,000		363,000
Nortek,
Sr. Sub. Notes, 8.5%, 2014	900,000		810,000
Ply Gem Industries,
Sr. Sub. Notes, 9%, 2012	500,000		397,500
			11,057,250
Cable/ Media - 4.1%
CSC Holdings,
Sr. Notes, 7.875%, 2007	500,000		524,375
Cablevision Systems:
Sr. Notes, 7.89%, 2009	2,000,000	a,b	2,110,000
Sr. Notes, 8%, 2012	1,000,000	a	1,056,250
EchoStar Communications,
Conv. Sub. Notes, 5.75%, 2008	4,000,000		3,945,000
Insight Communications,
Sr. Discount Notes, 0/12.25%, 2011	2,000,000	c	2,005,000
Insight Midwest/Capital:
Sr. Notes, 9.75%, 2009	800,000		836,000
Sr. Notes, 10.5%, 2010	800,000		856,000
LodgeNet Entertainment,
Sr. Sub. Debs., 9.5%, 2013	1,800,000		1,944,000
Mediacom Communications,
Conv. Sr. Notes, 5.25%, 2006	1,750,000		1,723,750
Telenet,
Sr. Discount Notes, 0/11.5%, 2014	1,500,000	a,c	1,125,000
Videotron LTEE,
Sr. Notes, 6.875%, 2014	250,000		251,563
			16,376,938
Chemicals - 4.9%
Borden U.S. Finance/Nova Scotia,
Sr. Secured Notes, 9%, 2014	1,250,000	a	1,268,750
Equistar Chemical/Funding:
Sr. Notes, 10.125%, 2008	1,000,000		1,090,000
Sr. Notes, 10.625%, 2011	2,500,000		2,768,750
Huntsman:
Notes, 11.625%, 2010	1,300,000		1,501,500
Sr. Sub. Notes, 10.125%, 2009	916,000		954,930
Innophos,
Sr. Sub. Notes, 8.875%, 2014	250,000	a	245,000
Lyondell Chemicals:
Notes, 9.5%, 2008	1,000,000		1,067,500
Sr. Secured Notes, 9.5%, 2008	500,000		533,750
Sr. Secured Notes, 10.5%, 2013	1,500,000		1,719,375
Sub. Notes, 10.875%, 2009	1,000,000		1,040,000
Millenium America,
Sr. Notes, 9.25%, 2008	250,000		270,625
Nalco,
Sr. Sub. Notes, 8.875%, 2013	2,000,000		2,100,000
PQ,
Notes, 7.5%, 2013	1,000,000	a	970,000
Resolution Performance/Capital:

Secured Notes, 9.5%, 2010	1,000,000		1,040,000
Sr. Sub. Notes, 13.5%, 2010	2,000,000		2,170,000
Rockwood Specialties,
Sr. Sub. Notes, 10.625%, 2011	500,000		537,500
			19,277,680

Consumer Products- 4.3%
American Achievement,
Sr. Sub. Notes, 8.25%, 2012	1,500,000		1,507,500
Central Garden & Pet,
Sr. Sub. Notes, 9.125%, 2013	100,000		107,000
Chattem,
Sr. Sub. Notes, 7%, 2014	1,000,000		1,027,500
Da-Lite Screen,
Sr. Notes, 9.5%, 2011	1,500,000		1,571,250
Del Laboratories,
Sr. Sub. Notes, 8%, 2012	750,000	a	671,250
Elizabeth Arden,
Notes, 7.75%, 2014	1,000,000		1,037,500
Hines Nurseries,
Notes, 10.25%, 2011	750,000		776,250
Jafra Cosmetics/Distributors,
Sr. Sub. Notes, 10.75%, 2011	1,307,000		1,463,840
Jarden,
Sr. Sub. Notes, 9.75%, 2012	900,000		958,500
Leslie's Poolmart,
Sr. Notes, 7.75%, 2013	1,250,000	a	1,240,725
Playtex Products,
Sr. Sub. Notes, 9.375%, 2011	1,500,000		1,578,750
Prestige Brands,
Sr. Sub. Notes, 9.25%, 2012	600,000		619,500
Riddell Bell,
Sr. Sub. Notes, 8.375%, 2012	1,000,000	a	1,005,000
Samsonite,
Sr. Sub. Notes, 8.875%, 2011	1,000,000		1,055,000
Sealy Mattress,
Sr. Sub. Notes, 8.25%, 2014	2,000,000		2,035,000
Spectrum Brands,
Sr. Sub. Notes, 7.375%, 2015	500,000	a	490,000
Visant,
Notes, 7.625%, 2012	3,400,000		3,272,500
			20,417,065

Entertainment/Leisure - 2.3%
Cinemark,
Sr. Discount Notes, 0/9.75%, 2014	1,000,000	c	707,500
Intrawest,
Sr. Notes, 7.5%, 2013	2,500,000		2,537,500
Marquee:
Sr. Discount Notes, 0/12%, 2014	100,000	a,c	59,000
Sr. Notes, 8.625%, 2012	950,000	a	997,500
NCL,
Sr. Notes, 10.625%, 2014	1,000,000	a	1,025,000
Royal Caribbean Cruises:
Debs., 7.25%, 2018	1,200,000		1,254,000
Debs., 7.5%, 2027	250,000		261,250
Sr. Notes, 8%, 2010	1,000,000		1,105,000
Town Sports International,

Sr. Notes, 9.625%, 2011	750,000		772,500
Vail Resorts,
Sr. Sub. Notes, 6.75%, 2014	500,000		500,000
			9,219,250

Environmental - .9%
Allied Waste,
Sr. Notes, Ser. B, 8.875%, 2008	2,000,000		2,100,000
Casella Waste Systems,
Sr. Sub. Notes, 9.75%, 2013	500,000		537,500
Synagro Technologies,
Sr. Sub. Notes, 9.5%, 2009	1,000,000		1,082,500
			3,720,000
Food & Beverages - 2.0%
B&G Foods,
Sr. Notes, 8%, 2011	1,000,000		1,040,000
Del Monte,
Sr. Sub. Notes, 8.625%, 2012	975,000	b	1,067,625
Dole Foods:
Notes, 7.25%, 2010	1,500,000		1,530,000
Sr. Notes, 8.875%, 2011	383,000		409,810
Land O Lakes,
Sr. Secured Notes, 9%, 2010	200,000		216,000
Le-Natures,
Sr. Sub. Notes, 10%, 2013	750,000	a,b	776,250
Michael Foods,
Sr. Sub. Notes, 8%, 2013	1,750,000		1,798,125
Pinnacle Foods,
Sr. Sub. Notes, 8.25%, 2013	700,000		602,000
Swift & Co.,
Sr. Sub. Notes, 12.5%, 2010	500,000		562,500
			8,002,310
Food & Drug - 1.8%
Ingles Markets,
Sr. Sub. Notes, 8.875%, 2011	1,500,000		1,516,875
Jean Coutu,
Sr. Notes, 7.625%, 2012	1,000,000		1,025,000
Rite Aid:
Conv. Notes, 4.75%, 2006	2,550,000		2,479,875
Sr. Secured Notes, 8.125%, 2010	1,250,000		1,240,625
Stater Brothers,
Sr. Notes, 8.125%, 2012	750,000		733,125
			6,995,500
Gaming - 6.3%
American Casino & Entertainment,
Secured Notes, 7.85%, 2012	2,000,000		2,115,000
Ameristar Casinos,
Sr. Sub. Notes, 10.75%, 2009	500,000		548,750
Argosy Gaming:
Sr. Sub. Notes, 7%, 2014	1,500,000		1,661,250
Sr. Sub. Notes, 9%, 2011	750,000		826,875
Aztar:
Sr. Sub. Notes, 7.875%, 2014	2,000,000		2,115,000
Sr. Sub. Notes, 9%, 2011	250,000		271,875
Boyd Gaming,
Sr. Sub. Notes, 7.75%, 2012	1,000,000		1,067,500
Circus & Eldorado/Silver Legacy Capital,

First Mortgage Bonds, 10.125%, 2012	500,000		522,500
Hard Rock Hotel,
Notes, 8.875%, 2013	2,100,000		2,273,250
Herbst Gaming,
Sr. Sub. Notes, 7%, 2014	2,250,000		2,255,625
Inn of the Mountain Gods,
Sr. Notes, 12%, 2010	650,000		757,250
Isle of Capri Casinos:
Sr. Sub. Notes, 7%, 2014	750,000		740,625
Sr. Sub. Notes, 9%, 2012	450,000		488,250
Kerzner International:
Conv. Sub. Notes, 2.375%, 2024	700,000		842,625
Sr. Sub. Notes, 8.875%, 2011	1,250,000		1,343,750
MGM Mirage:
Sr. Sub. Notes, 9.375%, 2010	500,000		559,375
Sr. Sub. Notes, Ser. B, 10.25%, 2007	500,000		551,250
Mohegan Tribal Gaming Authority:
Sr. Sub. Notes, 7.125%, 2014	1,000,000		1,026,250
Sr. Sub. Notes, 8%, 2012	700,000		754,250
Penn National Gaming,
Sr. Notes, 8.875%, 2010	500,000		538,750
Pinnacle Entertainment,
Sr. Sub. Notes, 8.25%, 2012	2,000,000		2,020,000
Seneca Gaming:
Sr. Notes, 7.25%, 2012	1,000,000		1,015,000
Sr. Notes, 7.25%, 2012	500,000	a	507,500
			24,802,500
Health Care - 6.4%
Alderwoods,
Sr. Notes, 7.75%, 2012	1,250,000	a	1,312,500
Beverly Enterprises,
Sr. Sub. Notes, 7.875%, 2014	1,250,000		1,368,750
Carriage Services,
Notes, 7.875%, 2015	1,750,000	a	1,806,875
Concentra Operating:
Sr. Notes, 9.5%, 2010	800,000		840,000
Sr. Sub. Notes, 9.125%, 2012	1,000,000		1,030,000
Davita,
Sr. Sub. Notes, 7.25%, 2015	1,750,000	a	1,767,500
Extendicare Health Services,
Sr. Notes, 9.5%, 2010	250,000		271,250
Genesis Healthcare,
Sr. Sub. Notes, 8%, 2013	2,500,000		2,675,000
HCA,
Notes, 6.375%, 2015	1,000,000		1,024,263
IASIS Healthcare/Capital,
Sr. Sub. Notes, 8.75%, 2014	500,000		537,500
Kinetic Concepts,
Sr. Sub. Notes, 7.375%, 2013	787,000		814,545
Medquest,
Notes, Ser. B, 11.875%, 2012	250,000		251,250
Omega Healthcare Investors,
Sr. Notes, 7%, 2014	950,000		952,375
Psychiatric Solutions,
Sr. Sub. Notes, 10.625%, 2013	334,000		369,070
Select Medical,
Sr. Sub. Notes, 7.625%, 2015	1,500,000	a	1,488,750
Service Corporation International,

Sr. Notes, 7.7%, 2009	1,000,000		1,061,250
Sybron Dental Specialties,
Sr. Sub. Notes, 8.125%, 2012	250,000		270,000
Triad Hospitals,
Sr. Sub. Notes, 7%, 2013	1,000,000		1,017,500
VWR International,
Sr. Sub. Notes, 8%, 2014	2,100,000		1,984,500
Vanguard Health,
Sr. Sub. Notes, 9%, 2014	1,000,000		1,085,000
WH Holdings/Capital,
Sr. Notes, 9.5%, 2011	810,000		866,700
Warner Chilcott,
Notes, 8.75%, 2015	1,500,000	a	1,455,000
Watson Pharmaceuticals,
Conv. Debs., 1.75%, 2023	1,000,000		948,750
			25,198,328

Industrial - 3.1%
Blount,
Sr. Sub. Notes, 8.875%, 2012	1,500,000		1,575,000
Dresser-Rand,
Sr. Sub. Notes, 7.375%, 2014	2,750,000	a	2,708,750
General Binding,
Sr. Sub. Notes, 9.375%, 2008	1,000,000		1,015,000
Hexcel,
Sr. Sub. Notes, 6.75%, 2015	1,000,000	a	992,500
Koppers,
Notes, 9.875%, 2013	1,500,000		1,605,000
Mueller,
Sr. Sub. Notes, 10%, 2012	2,500,000		2,637,500
Wesco Distribution,
Sr. Sub. Notes, Ser. B, 9.125%, 2008	1,731,000		1,756,965
			12,290,715
Lodging/Hotels - 1.6%
Felcor Lodging:
Sr. Notes, 6.874%, 2011	2,250,000	b	2,323,125
Sr. Notes, 9%, 2011	750,000	b	802,500
Felcor Suites,
Sr. Notes, 7.625%, 2007	500,000		521,875
Gaylord Entertainment,
Sr. Notes, 8%, 2013	1,500,000		1,563,750
HMH Properties,
Sr. Secured Notes, Ser. B, 7.875%, 2008	113,000		115,543
Host Marriott:
Notes, Ser. I, 9.5%, 2007	250,000		267,500
Sr. Notes, Ser. G, 9.25%, 2007	500,000		543,125
La Quinta Properties,
Sr. Notes, 8.875%, 2011	200,000		217,000
			6,354,418

Media- Diversified & Services - 2.9%
Advanstar Communications:
Secured Notes, 10.75%, 2010	1,300,000		1,397,500
Sr. Sub. Notes, Ser. B, 12%, 2011	900,000		951,750
Canwest Media,
Sr. Notes, Ser. B, 7.625%, 2013	1,000,000		1,075,000
Corus Entertainment,
Sr. Sub. Notes, 8.75%, 2012	250,000		269,375
Entravision Communications,

Sr. Sub. Notes, 8.125%, 2009	1,425,000		1,478,437
Intelsat Bermuda:
Sr. Notes, 7.805%, 2012	1,500,000	a,b	1,530,000
Sr. Notes, 8.25%, 2013	1,000,000	a	1,022,500
New Skies Satellites,
Sr. Notes, 8.539%, 2011	750,000	a,b	761,250
PanAmSat:
Sr. Discount Notes, 0/10.375%, 2014	750,000	a,c	517,500
Sr. Notes, 9%, 2014	975,000		1,065,188
Quebecor Media,
Sr. Discount Notes, 0/13.75%, 2011	1,250,000	c	1,243,750
			11,312,250

Mining & Metals - 1.2%
Alpha Natural Resources,
Sr. Notes, 10%, 2012	2,000,000	a	2,210,000
Arch Western Finance,
Sr. Notes, 6.75%, 2013	1,000,000	b	1,025,000
Foundation PA Coal,
Sr. Notes, 7.25%, 2014	1,500,000		1,552,500
			4,787,500

Non Food & Drug - 3.5%
Affinity,
Sr. Sub. Notes, 9%, 2012	1,050,000		1,060,500
Buhrmann U.S.,
Sr. Sub. Notes, 8.25%, 2014	2,000,000		1,960,000
Couche-Tard U.S./Finance,
Sr. Sub. Notes, 7.5%, 2013	1,250,000		1,306,250
Dillards,
Notes, 7.15%, 2007	1,000,000		1,035,000
FTD,
Sr. Notes, 7.75%, 2014	972,000		937,980
Jo-Ann Stores,
Sr. Sub. Notes, 7.5%, 2012	1,250,000		1,268,750
Nebraska Book,
Sr. Sub. Notes, 8.625%, 2012	2,500,000		2,287,500
Pantry,
Sr. Sub. Notes, 7.75%, 2014	1,500,000		1,515,000
Petro Stopping Centers/Financial,
Secured Notes, 9%, 2012	1,000,000		1,010,000
Rent-A-Center,
Sr. Sub. Notes, Ser. B, 7.5%, 2010	1,500,000		1,500,000
			13,880,980

Oil & Gas - 4.1%
Chesapeake Energy,
Sr. Notes, 7.75%, 2015	500,000		543,750
Compagnie Generale de Geophysique,
Notes, 7.5%, 2015	500,000	a	502,500
Compton Petroleum,
Sr. Notes, 9.9%, 2009	1,330,000		1,426,425
Comstock Resources,
Sr. Notes, 6.875%, 2012	1,000,000		990,000
Delta Petroleum,
Sr. Notes, 7%, 2015	400,000	a	370,000
Denbury Resources,
Notes, 7.5%, 2013	1,150,000		1,190,250

Encore Acquisition:
Notes, 8.375%, 2012	250,000		271,250
Sr. Sub. Notes, 6.25%, 2014	750,000		735,000
Exco Resources,
Notes, 7.25%, 2011	2,000,000		1,960,000
Grey Wolf,
Conv. Notes, 3.75%, 2023	200,000		229,000
Harvest Operations,
Sr. Notes, 7.875%, 2011	2,500,000		2,418,750
Houston Exploration,
Sr. Sub. Notes, 7%, 2013	1,000,000		1,027,500
Premcor Refining,
Sr. Sub. Notes, 7.75%, 2012	1,500,000		1,627,500
Pride International,
Conv. Sr. Notes, 3.25%, 2033	750,000		836,250
Range Resources,
Notes, 6.375%, 2015	150,000		147,000
Transmontaigne,
Sr. Sub. Notes, 9.125%, 2010	1,250,000		1,281,250
Whiting Petroleum,
Sr. Sub. Notes, 7.25%, 2013	500,000		500,000
			16,056,425

Packaging- 2.6%
AEP Industries,
Sr. Notes, 7.875%, 2013	1,000,000	a	1,003,724
BWAY,
Sr. Sub. Notes, 10%, 2010	500,000	b	512,500
Crown Cork & Seal:
Debs., 7.375%, 2026	500,000		449,375
Debs., 8%, 2023	850,000		811,750
Owens-Brockway Glass Container,
Sr. Notes, 8.25%, 2013	5,000,000		5,425,000
Owens-Illinois,
Sr. Notes, 7.35%, 2008	1,000,000		1,050,000
Silgan,
Sr. Sub. Notes, 6.75%, 2013	1,000,000		1,005,000
			10,257,349
Paper/Forestry - 4.2%
Abitibi-Consolidated,
Notes, 5.25%, 2008	1,000,000		940,000
Ainsworth Lumber,
Notes, 6.84%, 2010	1,000,000	b	1,005,000
Boise Cascade,
Sr. Notes, 6.016%, 2012	1,500,000	a,b	1,507,500
Caraustar Industries:
Notes, 7.375%, 2009	700,000		668,500
Sr. Sub. Notes, 9.875%, 2011	2,000,000		1,915,000
Georgia-Pacific:
Sr. Notes, 8%, 2014	1,000,000		1,107,500
Sr. Notes, 8%, 2024	1,000,000		1,152,500
Graphic Packaging International:
Sr. Notes, 8.5%, 2011	1,050,000		1,050,000
Sr. Sub. Notes, 9.5%, 2013	1,000,000		980,000
JSG Funding,
Sr. Notes, 9.625%, 2012	2,000,000		1,965,000
Jefferson Smurfit,

Sr. Notes, 7.5%, 2013	1,500,000		1,410,000
Norske Skog Canada,
Sr. Notes, 7.375%, 2014	2,000,000		1,880,000
Smurfit-Stone Container,
Sr. Notes, 8.375%, 2012	900,000		902,250
			16,483,250

Printing & Publishing - 1.9%
CBD Media/Finance,
Sr. Notes, 9.25%, 2012	500,000		490,000
Dex Media,
Notes, 8%, 2013	2,000,000		2,135,000
Dex Media West/Finance,
Sr. Sub. Notes, Ser. B, 9.875%, 2013	488,000		559,980
Houghton Mifflin,
Sr. Sub. Notes, 9.875%, 2013	1,400,000		1,470,000
Morris Publishing,
Notes, 7%, 2013	1,000,000		957,500
PRIMEDIA,
Sr. Sub. Notes, 7.625%, 2008	150,000		151,500
R.H. Donnelley,
Sr. Sub. Notes, 10.875%, 2012	950,000		1,104,375
Yell Finance,
Sr. Discount Notes, 0/13.5%, 2011	650,000	c	637,000
			7,505,355

Restaurants - .9%
Carrols,
Sr. Sub. Notes, 9%, 2013	1,000,000	a	1,020,000
Dominos,
Sr. Sub. Notes, 8.25%, 2011	1,458,000		1,538,190
Trustreet Properties,
Sr. Notes, 7.5%, 2015	1,000,000	a	1,017,500
			3,575,690

Support Services - 4.2%
Coinmach,
Sr. Notes, 9%, 2010	1,000,000		1,030,000
Corrections Corporation of America,
Sr. Notes, 7.5%, 2011	3,300,000		3,403,125
H&E Equipment/Finance,
Notes, 11.125%, 2012	1,000,000		1,097,500
Iron Mountain:
Sr. Sub. Notes, 6.625%, 2016	750,000		682,500
Sr. Sub. Notes, 7.75%, 2015	400,000		396,000
JohnsonDiversey,
Sr. Discount Notes, 0/10.67%, 2013	1,300,000	c	929,500
Mobile Mini,
Sr. Notes, 9.5%, 2013	2,000,000		2,190,000
Monitronics International,
Sr. Sub. Notes, 11.75%, 2010	1,250,000	b	1,306,250
United Rentals,
Sr. Sub. Notes, 7.75%, 2013	1,000,000		995,000
Williams Scotsman,
Sr. Notes, 9.875%, 2007	1,500,000		1,485,000
			13,514,875
Technology - 1.5%
Communications & Power Industries,

Sr. Sub. Notes, 8%, 2012	1,000,000		985,000
Lucent Technologies:
Debs., 6.45%, 2029	250,000		217,500
Notes, 5.5%, 2008	500,000		492,500
Notes, 7.25%, 2006	1,000,000		1,025,000
Telcordia Technologies,
Sr. Sub. Notes, 10%, 2013	1,000,000	a	880,000
UGS,
Notes, 10%, 2012	1,000,000		1,105,000
Xerox Capital Trust I,
Capital Securities, 8%, 2027	1,000,000		1,040,000
			5,745,000
Telecommunications - 9.1%
Airgate,
Sr. Secured Notes, 6.891%, 2011	2,250,000	a,b	2,306,250
Alamosa Delaware,
Sr. Discount Notes, 0/12%, 2009	500,000	c	548,750
American Cellular,
Sr. Notes, Ser. B, 10%, 2011	2,000,000		1,960,000
American Tower:
Conv. Sr. Notes, 3%, 2012	600,000		647,250
Conv. Sr. Notes, 3%, 2012	1,350,000	a	1,456,313
Sr. Notes, 7.125%, 2012	1,000,000		1,041,250
Call-Net Enterprises,
Sr. Secured Notes, 10.625%, 2008	250,000		270,000
Centennial Cellular Operating/Communications:
Sr. Notes, 8.125%, 2014	2,000,000	b	2,080,000
Sr. Notes, 10.125%, 2013	1,000,000		1,121,250
Cincinnati Bell:
Sr. Notes, 7%, 2015	1,000,000	a	962,500
Sr. Notes, 7.25%, 2013	500,000		502,500
Sr. Sub. Notes, 8.375%, 2014	1,500,000		1,492,500
Citizens Communications,
Sr. Notes, 6.25%, 2013	1,000,000		970,000
Crown Castle International,
Sr. Notes, 7.5%, 2013	500,000		568,750
Eircom Funding,
Notes, 8.25%, 2013	1,500,000		1,582,500
LCI International,
Sr. Notes, 7.25%, 2007	1,500,000		1,417,500
MCI:
Sr. Notes, 6.908%, 2007	500,000	b	509,375
Sr. Notes, 7.688%, 2009	1,500,000	b	1,575,000
Nextel Communications,
Sr. Notes, 7.375%, 2015	3,000,000		3,258,750
Qwest Capital Funding,
Notes, 6.375%, 2008	2,500,000		2,387,500
Qwest Services,
Notes, 13.5%, 2010	1,000,000	a,b	1,145,000
Rogers Wireless:
Secured Notes, 6.135%, 2010	1,000,000	b	1,047,500
Sr. Sub. Notes, 8%, 2012	1,000,000		1,068,750
Rural Cellular,
Sr. Secured Notes, 8.25%, 2012	1,000,000		1,027,500
Time Warner Telecom,
Sr. Notes, 9.25%, 2014	1,000,000	a	955,000
U.S. Unwired,
Secured Notes, Ser. B, 7.26%, 2010	1,000,000	b	1,030,000

Ubiquitel Operating,
Sr. Notes, 9.875%, 2011	1,000,000		1,085,000
Valor Telecom Enterprise,
Sr. Notes, 7.75%, 2015	2,000,000	a	1,955,000
			35,971,688

Textiles & Apparel - 1.8%
Levi Strauss & Co.:
Sr. Notes, 7.73%, 2012	1,500,000	a,b	1,398,750
Sr. Notes, 12.25%, 2012	1,000,000		1,090,000
Oxford Industries,
Sr. Notes, 8.875%, 2011	750,000		780,000
Perry Ellis International,
Sr. Sub. Notes, Ser. B, 8.875%, 2013	500,000		512,500
Phillips Van-Heusen:
Sr. Notes, 7.25%, 2011	500,000		517,500
Sr. Notes, 8.125%, 2013	1,500,000		1,605,000
Warnaco,
Sr. Notes, 8.875%, 2013	1,000,000		1,095,000
			6,998,750
Transportation - .3%
GulfMark Offshore,
Sr. Notes, 7.75%, 2014	1,000,000	a	1,027,500

Utilities - 4.2%
AES,
Sr. Notes, 9.5%, 2009	250,000		278,750
Allegheny Energy Supply:
Bonds, 8.25%, 2012	500,000	a,b	546,875
Notes, 7.75%, 2005	1,000,000		1,006,000
Notes, 7.8%, 2011	1,000,000		1,065,000
Edison Mission Energy,
Sr. Notes, 7.73%, 2009	4,000,000		4,180,000
El Paso:
Notes, 6.375%, 2009	500,000		485,000
Notes, 7.75%, 2010	2,000,000		2,010,000
MSW Energy/Finance:
Notes, Ser. B, 7.375%, 2010	1,000,000		1,010,000
Sr. Secured Notes, Ser. B, 8.5%, 2010	500,000		520,000
Semco Energy,
Sr. Notes, 7.75%, 2013	1,000,000		1,044,284
Southern Star Central,
Sr. Secured Notes, 8.5%, 2010	750,000		795,000
Suburban Propane Partners,
Sr. Notes, 6.875%, 2013	700,000	a	661,500
Tennessee Gas Pipeline,
Debs., 7.5%, 2017	1,500,000		1,655,041
Texas Genco/Financing,
Sr. Notes, 6.875%, 2014	1,300,000	a	1,342,250
			16,599,700

Total Bonds and Notes
(cost $ 349,811,903)			352,295,140

Preferred Stocks - 2.0%
Broadcasting/Media - .3%
Spanish Broadcasting Systems,

Cum., Ser. B, $ 2.6875	1,041	1,121,326

Chemicals - .1%
Celanese,
Cum. Conv., $ 1.0625	20,000	468,200

Packaging - .2%
Owens-Illinois,
Conv., $ 1.1875	20,000	822,000

Paper/Forestry - .2%
Smurfit-Stone Container,
Cum. Conv., Ser. A, $ 1.75	28,405	659,706

Telecommunications - 1.2%
Crown Castle International,
Cum. Conv., $ 1.563	100,000	4,725,000

Total Preferred Stocks
(cost $ 7,322,418)		7,796,232

Total Investments (cost $ 357,134,321)	91.2%	360,091,372

Cash and Receivables (Net)	8.8%	34,590,158

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, these securities amounted to $ 55,491,012 or 14.1% of net assets.
b	Variable rate security-interest rate subject to periodic change.
c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange
Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	July 15, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	July 15, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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